DF Dent Premier Growth Fund
DF Dent Premier Growth Fund
Investment Objective
The objective of the DF Dent Premier Growth Fund (the “Premier Growth Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Premier Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	DF Dent Premier Growth Fund Class C000012489
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption or offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DF Dent Premier Growth Fund Class C000012489
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses		1.25%
Fee Waiver and/or Expense Reimbursement	[1]	(0.15%)
Net Annual Fund Operating Expenses		1.10%
[1]	The Adviser has contractually agreed to reduce a portion of its fee and reimburse Premier Growth Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.10% on the first $150 million in Premier Growth Fund net assets and to 0.90% on net assets exceeding $150 million for the period November 1, 2011, through October 31, 2014 (the "Expense Cap"). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.

Example.
This Example is intended to help you compare the cost of investing in the Premier Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Premier Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Premier Growth Fund’s operating expenses remain the same though the fee waiver is applied in the first three years.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
DF Dent Premier Growth Fund Class C000012489	112	350	641	1,469

Portfolio Turnover.
The Premier Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Premier Growth Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Premier Growth Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
The Premier Growth Fund invests primarily in equity securities, such as common, preferred and convertible stock, of domestic companies that possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Premier Growth Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that may contribute to accelerated growth in the foreseeable future. The Premier Growth Fund primarily invests in medium- and large-size domestic companies. According to D.F. Dent and Company, Inc. (“D.F. Dent” or the “Adviser”), medium-size companies typically have market capitalizations in the range of $1.5 billion to $7 billion, and large-size companies typically have market capitalizations greater than $7 billion.

The Premier Growth Fund’s investment strategy also permits the Premier Growth Fund to invest in small-size companies, which, according to the Adviser, are companies that typically have market capitalizations under $1.5 billion.

If the Premier Growth Fund is not invested primarily in medium- and large-size domestic companies due to, among other things, changes in the market capitalization of those companies in the Premier Growth Fund’s portfolio, the Premier Growth Fund will limit new investments to medium- and large-size domestic companies.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments. Under normal market conditions, the Premier Growth Fund will typically hold approximately 25-50 stocks.

In purchasing Premier Growth Fund investments, the Adviser’s process begins with an economic analysis of prospective Fund investments across a range of industries. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers or exhibit sustainable growth.

The Adviser may sell a stock in the Premier Growth Fund’s portfolio if, for example, it becomes overvalued or its fundamentals change. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Premier Growth Fund due to appreciation.

Principal Investment Risks
General Market Risk.  The Premier Growth Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Premier Growth Fund or the Premier Growth Fund could underperform other investments. An investment in the Premier Growth Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk.   It is important that investors closely review and understand the risks of investing in the Premier Growth Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have adverse effect on the fund.

Equity Risk. The Premier Growth Fund is subject to the risk that stock prices may fall over a short period or extended periods of time.  Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Focused Portfolio Risk. Since the Premier Growth Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Premier Growth Fund may have a larger impact on the Fund's NAV than if the Fund were more broadly invested.

Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Large-Size Company Risk. Securities of companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Premier Growth Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Medium-Size Company Risk. The prices of securities of medium-size companies can fluctuate more significantly than the securities of larger, more established companies.

Small-Size Company Risk. The prices of securities of small-size companies can fluctuate more significantly than the securities of larger, more established companies.

Performance Information
The following chart and table illustrate the variability of the Premier Growth Fund’s returns as of December 31, 2010.  The chart and table provide some indication of the risks of investing in the Premier Growth Fund by showing the changes in the performance from year to year and how the Premier Growth Fund’s average annual returns for 1, 5 years and since inception compare to the S&P 500 Index, a broad measure of market performance.  Updated performance information is available at www.dfdent.com or by calling (866) 233-3368 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

The calendar year-to-date total return as of September 30, 2011 was (11.64)%

During the period shown, the highest return for a quarter was 20.09% (2nd quarter, 2009), and the lowest return was (27.35)% (4th quarter, 2008).

Average Annual Total Returns (For the periods ended December, 31, 2010.)
Average Annual Total Returns DF Dent Premier Growth Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class C000012489	Return Before Taxes	25.30%	3.76%	6.07%	Jul. 16, 2001
Class C000012489 After Taxes on Distributions	Return After Taxes on Distributions	25.30%	3.61%	5.97%	Jul. 16, 2001
Class C000012489 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	16.45%	3.20%	5.31%	Jul. 16, 2001
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	2.43%	Jul. 16, 2001

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).